Accounts receivable - Additional Information (Detail) - Li Cycle Holdings Corp [Member] - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Accounts Receivables [Line Items]
Fair value gain arising from changes in estimates	$ 805,789	$ 0
Service Related Receivables [Member]
Accounts Receivables [Line Items]
Allowance for credit loss	$ 0	$ 0